Cover	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40442
Entity Registrant Name	The Real Brokerage Inc.
Entity Central Index Key	0001862461
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	133 Richmond Street West
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 2L3
City Area Code	(646) 469-7107
Local Phone Number	469-7107
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
ICFR Auditor Attestation Flag	false
Auditor Firm ID	1197
Auditor Name	Brightman Almagor Zohar & Co
Auditor Location	Tel Aviv, Israel
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	1-800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc